General (Details) $ in Thousands		12 Months Ended
	Sep. 06, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
General Accounting Principal [Line Items]
Research and development expense		₪ 16,921,000	$ 4,881	₪ 29,200,000	₪ 22,919,000
Rate of exchange		₪ 3,467	$ 1
Securities Purchase Agreements [Member]
General Accounting Principal [Line Items]
Research and development expense	$ 600
Proceeds received from securities	$ 1,000